RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of transactions with related parties
Transactions with the related parties:

	Year ended December 31,
	2019	2018	2017

Cost of revenues of products	$2,048	$764	$3,770

Research and development	-	$346	$61

Purchase of property and equipment and inventory	-	$101	$100

Schedule of balances with related parties
Balances with the related parties:
	December 31,
	2019	2018

Advance payments	$344	$144

Trade payables	$109	$125

Accrued expenses	$1,761	$1,797